Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES
14.	INCOME TAXES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of BVI, the Company’s subsidiary incorporated in the BVI is not subject to tax on income or capital gains.

Hong Kong

Zhongchao HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Zhongchao HK is exempted from income tax on its foreign-derived income and there are no withholding taxed in Hong Kong on remittance of dividends.

USA

Zhongchao USA is incorporated in the United States and is subject to a federal tax rate of 21%.

Japan

Under the current tax laws of Japan, Zhongchao Japan is incorporated in Japan and is subject to an income tax rate of 30%. For the year ended December 31, 2023, 2022 and 2021, Zhongchao Japan did not have taxable income.

PRC

For the year ended December 31, 2023, Zhongchao Shanghai is subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%. The Company’s other subsidiary and the VIE’s subsidiaries that are located in the PRC were qualified as Small and Micro-sized Enterprises (“SMEs”).

For the year ended December 31, 2022, Zhongchao Shanghai and Beijing Branch of Shanghai Zhongxun is subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%. The Company’s other subsidiary and the VIE’s subsidiaries that are located in the PRC were qualified as Small and Micro-sized Enterprises (“SMEs”).

For the year ended December 31, 2021, Zhongchao Shanghai, Shanghai Maidemu, Shanghai Zhongxun, Shanghai Zhongxin, Huijing are subject to EIT rate of 25%. Hainan Zhongteng, located in Hainan Province, is subject to 15%. Beijing Boya, Shanghai Xinyuan and Hainan Muxin qualify as SMEs. Liaoning Zhixun was not qualified as a SMEs until fiscal year 2021.

SMEs are entitled to a reduced EIT rate of a reduced EIT rate of 20%, 75.0% reduction of taxable income for the first RMB 3,000,000 and no reduction for the remaining taxable income for the year ended December 31, 2023; 87.5% reduction of taxable income for the first RMB1,000,000 taxable income and 75% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2022; 87.5% reduction of taxable income for the first RMB1,000,000 taxable income and 50% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2021.

In September 2018, the State Taxation Administration of the PRC announced a preferential tax treatment for research and development expenses. Qualified entities are entitled to deduct 175% research and development expenses against income to reach a net operating income.

The components of (loss) profit before income tax benefits (expenses) are summarized as follows:

	For the Years Ended December 31,
	2023	2022	2021
PRC	$(11,527,235)	$(1,243,361)	$631,917
Non-PRC	(449,764)	(1,306,645)	(742,670)
Total	$(11,976,999)	$(2,550,006)	$(110,753)

Income tax benefits (expenses) consist of the following:

	For the Years Ended December 31,
	2023	2022	2021
Current income tax expenses	$(69,467)	$(138,188)	$(997,198)
Deferred income tax benefits	739,227	(134,125)	1,346,616
Income tax benefits (expenses)	$669,760	$(272,313)	$349,418

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December 31,
	2023	2022	2021
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rates in other jurisdictions	0.76%	(2.11)%	(34.11)%
Effect of preferential tax benefits	1.81%	12.72%	167.36%
Effect of non-deductible expenses	(2.61)%	(1.22)%	(54.84)%
Effect of research and development credits	3.57%	3.06%	104.55%
Effect of deferred tax rate change	(19.63)%	(34.22)%	107.53%
Effect of changes in valuation allowance	(3.31)%	(13.91)%	0%
Effective tax rate	5.59%	(10.68)%	315.49%

Deferred tax assets as of December 31, 2023 and 2022 consist of the following:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Excess advertising expense	$47,503	$842,295
Deferred Intangible assets amortization	-	25,790
Net operating loss carrying forward	1,049,699	1,052,209
Share-based compensation	186,497	178,764
Changes in fair value of short-term investments	-	50,502
Downward adjustments in investments in an equity security		13,733
Lease liabilities	109,499	71,024
Others	26,727	51,817
Less: Deferred tax liability	(346,059)	(81,910)
Less: Valuation allowance on deferred tax assets	(715,989)	(339,495)
Deferred tax assets, net	$357,878	$1,864,729
Deferred tax liability
Software acquired in business combination	-	208,200
Changes in fair value of short-term investments	137,546	-
Upward adjustments in investments in an equity security	3,333	-
Right-of-use assets	114,666	81,910
Unbilled revenue	218,764	-
Less: Deferred tax assets	(346,059)	(81,910)
Deferred tax liability, net	$128,250	$208,200

As of December 31, 2023 and 2022, the Company had net operating loss carryforwards of $9,089,697 and $7,166,560, respectively. The net operating loss carryforwards $2,973,710 from Unite States at December 31, 2023 could be carried forward indefinitely and shall not expire. The Company also has net operating loss carryforwards from PRC of 6,115,987 which expire starting in 2025 through 2028. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of December 31, 2023 and 2022, the Company recorded valuation allowance of $716,600 and $339,495 against the deferred tax assets arising from net operating loss carrying forward based upon management’s assessment that it is more likely than not that part of deferred tax assets will not be realized.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

Unrecognized tax benefits

The aggregate change in the balance of gross unrecognized tax benefits for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022

Beginning balances	$-	$1,470,344
Increases related to tax positions change	-	(1,470,344)
Ending balances	$-	$-

As of December 31, 2023 and 2022, there were $Nil and $Nil respectively of unrecognized tax benefits that if recognized would affect the annual effective tax rate.

The Company recognizes interest and penalty charges related to income tax payable as necessary in the provision for income taxes. For the years ended December 31, 2023 and 2022, no interest expense or penalty was accrued in relation to the income tax payable. The Company has a liability for accrued interest and penalty of $Nil as of December 31, 2023 and 2022, respectively.

ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. We record unrecognized tax benefits as liabilities in accordance with ASC 740 and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Company will record additional tax expense or tax benefit in the period in which such resolution occurs.

As a result of the Tax Act, the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. As of December 31, 2023 and 2022 the Company does not have any aggregated positive tested income; and as such, did not record a liability for GILTI tax. With the effective date of January 1, 2018, the Tax Act introduced a provision to tax global intangible low-taxed income (“GILTI”). The Company will account for future tax liability arising from Global Intangible Low-Taxed Income, if any, as a period cost.